Financial Risk Management - Credit Risk - Schedule of Issuer Credit Rating (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
AAA/Aaa
Disclosure of external credit grades [line items]
Percent	41.80%	58.10%
AA/Aa
Disclosure of external credit grades [line items]
Percent	5.40%	5.40%
A/A
Disclosure of external credit grades [line items]
Percent	18.40%	10.60%
BBB/Baa
Disclosure of external credit grades [line items]
Percent	19.70%	12.80%
BB/Ba
Disclosure of external credit grades [line items]
Percent	0.80%	0.60%
B/B
Disclosure of external credit grades [line items]
Percent	0.40%	0.40%
Lower than B/B
Disclosure of external credit grades [line items]
Percent	0.10%	0.10%
Unrated
Disclosure of external credit grades [line items]
Percent	13.40%	12.00%
Total
Disclosure of external credit grades [line items]
Percent	100.00%	100.00%
At cost | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	$ 6,795.2	$ 11,931.0
At cost | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	870.0	1,107.6
At cost | A/A
Disclosure of external credit grades [line items]
Financial assets	2,979.4	2,214.0
At cost | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	3,059.6	2,583.1
At cost | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	121.9	125.0
At cost | B/B
Disclosure of external credit grades [line items]
Financial assets	59.9	87.8
At cost | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	31.6	27.6
At cost | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,125.8	2,412.4
At cost | Total
Disclosure of external credit grades [line items]
Financial assets	16,043.4	20,488.5
At fair value | AAA/Aaa
Disclosure of external credit grades [line items]
Financial assets	6,820.4	11,920.5
At fair value | AA/Aa
Disclosure of external credit grades [line items]
Financial assets	881.8	1,115.3
At fair value | A/A
Disclosure of external credit grades [line items]
Financial assets	3,008.0	2,184.7
At fair value | BBB/Baa
Disclosure of external credit grades [line items]
Financial assets	3,206.2	2,641.8
At fair value | BB/Ba
Disclosure of external credit grades [line items]
Financial assets	135.0	131.8
At fair value | B/B
Disclosure of external credit grades [line items]
Financial assets	61.6	79.7
At fair value | Lower than B/B
Disclosure of external credit grades [line items]
Financial assets	16.4	27.5
At fair value | Unrated
Disclosure of external credit grades [line items]
Financial assets	2,186.0	2,460.2
At fair value | Total
Disclosure of external credit grades [line items]
Financial assets	$ 16,315.4	$ 20,561.5